Financial instruments - Fair Value and Amortized Cost (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, FVTPL	$ (55,845)	$ (320,186)
Financial liabilities, Total	(55,845)	(320,186)
Dividends payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(13,058)
Financial liabilities, Total	(13,058)
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(481,444)	(440,658)
Financial liabilities, Total	(481,444)	(440,658)
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(51,507)	(60,190)
Financial liabilities, Total	(51,507)	(60,190)
Long-term debt [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Amortized Cost	(1,081,351)	(1,651,569)
Financial liabilities, Total	(1,081,351)	(1,651,569)
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	13,836	6,028
Financial assets, Total	13,836	6,028
Derivative assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTPL	295,441	19,321
Financial assets, Total	295,441	19,321
Investment in securities
Disclosure of detailed information about financial instruments [line items]
Financial assets, FVTOCI	56,366
Financial assets, Total	56,366
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, Amortized Cost	373,651	328,584
Financial assets, Total	$ 373,651	$ 328,584